Income Taxes - Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Net loss	$ (3,022)	$ (2,879)
Statutory tax rate	27.00%	26.00%
Expected income tax recovery at the statutory tax rate	$ (816)	$ (749)
Permanent differences and other	62	(2)
Effect of change in tax rates	(132)
Change in valuation allowance	886	751
Net deferred Income tax recovery